Note 21 - Decommissioning Liabilities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of decommissioning liability explanatory [text block]
21.
DECOMMISSIONING LIABILITIES

The Company has an obligation to undertake decommissioning, restoration, rehabilitation and environmental work when environmental disturbance is caused by the development and ongoing production of a mining operation. Movements in decommissioning liabilities during the years ended
December
31,
2020
and
2019
are allocated as follow:

	San Dimas	Santa Elena	La Encantada	San Martin	La Parrilla	Del Toro	La Guitarra	La Luz	Total
Balance at December 31, 2018	$8,412	$2,321	$6,709	$2,694	$3,245	$2,498	$1,615	$302	$27,796
Movements during the year:
Change in rehabilitation provision	301	2,338	500	4,051	696	945	469	238	9,538
Reclamation costs incurred	—	—	—	—	—	—	(104)	—	(104)
Interest or accretion expense	744	207	592	237	282	219	129	—	2,410
Foreign exchange loss	(15)	105	311	121	114	107	69	76	888
Balance at December 31, 2019	$9,442	$4,971	$8,112	$7,103	$4,337	$3,769	$2,178	$616	$40,528
Movements during the year:
Disposition of exploration project	—	—	—	—	—	—	(153)	—	(153)
Change in rehabilitation provision	4,527	1,191	2,049	1,240	830	772	217	59	10,885
Reclamation costs incurred	—	(55)	—	(81)	(20)	—	—	—	(156)
Interest or accretion expense	565	295	477	418	259	226	122	—	2,362
Foreign exchange loss	(476)	(252)	(415)	(359)	(216)	(190)	(86)	(2)	(1,995)
Balance at December 31, 2020	$14,059	$6,150	$10,223	$8,321	$5,190	$4,577	$2,278	$673	$51,471

A provision for decommissioning liabilities is estimated based on current regulatory requirements and is recognized at the present value of such costs. The expected timing of cash flows in respect of the provision is based on the estimated life of the Company's mining operations. The discount rate is a risk-free rate determined based on Mexican pesos default swap rates ranging between
5.0%
to
5.3%
(
2019
-
6.6%
to
6.8%
) for the respective estimated life of the operations.

The inflation rate used is based on historical Mexican inflation rate of
3.9%
(
2019
-
4.0%
). The present value of reclamation liabilities
may
be subject to change based on changes to cost estimates, remediation technologies or applicable laws and regulations. Changes in decommissioning liabilities are recorded against mining interests.